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    [JOHN HANCOCK FUNDS LETTERHEAD]





                                   October 2, 1995

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  John Hancock Current Interest
     File No. 811-2485; 2-50931
     CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated October 1, 1995 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


                              Sincerely,

                              /s/ Alfred P. Ouellette

                              Alfred P. Ouellette
                              Attorney and Assistant Secretary